Supplemental Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Quarterly Information
Schedule of supplemental quarterly information

	Three Months Ended,
(Amounts in USD thousands, except share and per share amounts)	December 31, 2024	September 30, 2024	June 30, 2024	March 31, 2024
Revenue, net	$(244)	$128	$654	$2,738
Cost of revenues	(592)	(336)	(83)	(477)
Gross profit / (loss)	(836)	(208)	571	2,261
Income from grants	(512)	137	424	838
Research and development expenses	(704)	(411)	(695)	(1,415)
Administrative and selling expenses	(7,364)	(3,135)	2,374	(6,193)
Sublease income	-	-	-	145
Amortization of intangible assets	(26)	(1)	(1)	(1)
Credit loss – customer contracts	692	(4,309)	-	-
Operating loss	(8,750)	(7,927)	2,673	(4,365)
Fair value change of warrant liability	-	-	-	59
Finance income / (expenses), net	(235)	(14)	(54)	(232)
Foreign exchange gains / (losses), net	1,565	(1,672)	(156)	(9)
Loss contingency	147	-	36	(4,907)
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets	6,500	-	(12,714)	(21)
Other income / (expenses), net	3	(2)	2	4
Income / (loss) before income taxes	(770)	(9,615)	(10,213)	(9,471)
Income taxes	-	-	-	55
Income (loss) from continuing operations	$(770)	$(9,615)	$(10,213)	$(9,416)
Income (loss) from discontinued operations	(1,073)	(8,907)	(1,060)	60
Net income / (loss)	(1,843)	(18,522)	(11,273)	(9,356)
Net income / (loss) per share
Basic loss per share from continuing operations	$(0.29)	$(3.65)	$(3.88)	$(3.64)
Basic weighted average number of shares	2,636,508	2,636,508	2,634,179	2,584,918
Diluted loss per share from continuing operations	$(0.29)	$(3.65)	$(3.88)	$(3.64)
Diluted weighted average number of shares	2,636,508	2,636,508	2,634,179	2,584,918

	Three Months Ended,
(Amounts in USD thousands, except share and per share amounts)	December 31, 2023	September 30, 2023	June 30, 2023	March 31, 2023
Revenue, net	$1,314	$112	$21	$89
Cost of revenues	(5,628)	(807)	(183)	(346)
Gross profit / (loss)	(4,314)	(695)	(162)	(257)
Income from grants	794	242	360	186
Research and development expenses	(2,822)	(1,197)	(1,774)	(1,774)
Administrative and selling expenses	(18,039)	(8,000)	4,932	(7,718)
Sublease income	139	139	138	127
Amortization of intangible assets	319	(117)	(188)	(221)
Credit loss – customer contracts	(985)	(3)	(60)	-
Impairment loss – intangible assets and goodwill	-	-	(9,763)	-
Operating loss	(24,908)	(9,631)	(6,517)	(9,657)
Fair value change of warrant liability	39	(134)	98	391
Finance income / (expenses), net	626	(72)	(487)	37
Foreign exchange gains / (losses), net	(6)	(22)	185	(56)
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets	-	-	-	-
Other income / (expenses), net	(1)	(113)	(798)	42
Loss before income taxes	(24,250)	(9,972)	(7,519)	(9,243)
Income taxes	(122)	81	1	122
Net loss from continuing operations	$(24,372)	$(9,891)	$(7,518)	$(9,121)
Income (loss) from discontinued operations	(1,360)	(1,955)	(14,313)	(2,867)
Net income / (loss)	(25,732)	(11,846)	(21,831)	(11,988)
Net loss per share
Basic loss per share from continuing operations	$(11.41)	$(4.92)	$(4.22)	$(5.26)
Basic weighted average number of shares	2,136,840	2,012,382	1,780,574	1,733,439
Diluted loss per share from continuing operations	$(11.41)	$(4.92)	$(4.22)	$(5.26)
Diluted weighted average number of shares	2,136,840	2,012,382	1,780,574	1,733,439